Share Capital and Share-Based Payments	6 Months Ended
Jun. 30, 2026
Share Capital and Share-Based Payments
Share Capital and Share-Based Payments

12. Share Capital and Share-Based Payments

A. Authorized

Unlimited common shares without par value

B. Issued

i.

During the six months ended June 30, 2026, the Company issued 3,099,435 common shares through an at- the-market offering via a prospectus supplement for gross proceeds of $25,656. The Company paid a 2.75% cash commission of $706 on gross proceeds, for net proceeds of $24,950. The Company also incurred $214 in share issuance costs related to its base shelf prospectus and prospectus supplement filings.

During the six months ended June 30, 2026, the Company issued 3,275,404 common shares following the exercise of 3,289,500 stock options, with 14,096 shares being forfeit for net exercise. As a result, $4,780 was recorded to share capital, representing cash proceeds of $3,063 and the fair value upon issuance of $1,717.

During the six months ended June 30, 2026, the Company issued 1,691,983 common shares upon vesting of RSUs. As a result, $1,347 was recorded to share capital.

On April 6, 2026, the Company received acceptance from the Toronto Stock Exchange (the “TSX”) of the Company’s Notice of Intention to make a Normal Course Issuer Bid (the “NCIB”) to repurchase, for cancellation, up to an aggregate of 8,428,566 common shares at prevailing market prices commencing on April 8, 2026 and ending on the earlier of April 7, 2027, and the date on which the Company reaches the maximum purchases permitted under the NCIB. During the six months ended June 30, 2026, the Company repurchased and subsequently cancelled 508,039 common shares at an incurred cost of $3,031.

ii.

During the year ended December 31, 2025, the Company issued 16,504,560 common shares through an at- the-market offering via a prospectus supplement for gross proceeds of $77,024. The Company paid a 2.75% cash commission of $2,118 on gross proceeds, for net proceeds of $74,906. The Company also incurred $690 in share issuance costs related to its base shelf prospectus and prospectus supplement filings.

During the year ended December 31, 2025, the Company issued 3,930,490 common shares following the exercise of 4,251,000 stock options, with 320,510 shares being forfeit for net exercise. As a result, $4,768 was recorded to share capital, representing cash proceeds of $2,617 and the fair value upon issuance of $2,151.

During the year ended December 31, 2025, the Company issued 1,308,296 common shares upon vesting of RSUs. As a result, $1,008 was recorded to share capital.

C. Stock Options

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2025	7,675,000	$1.15
Granted	2,547,000	$2.24
Exercised	(4,251,000)	$1.32
Expired	(100,000)	$1.64
Stock options outstanding, December 31, 2025	5,871,000	$1.50
Granted	737,908	$9.43
Exercised	(3,289,500)	$1.32
Cancelled	(1,336)	$9.41
Stock options outstanding, June 30, 2026	3,318,072	$3.43
Stock options exercisable, June 30, 2026	2,690,643	$2.03

The following table summarizes information about the stock options outstanding and exercisable at June 30, 2026:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
March 25, 2027	$1.20	27,500	0.73	27,500	0.73
March 29, 2028	$1.12	450,000	1.75	450,000	1.75
March 25, 2029	$0.78	535,000	2.74	535,000	2.74
April 9, 2030	$2.11	1,494,000	3.78	1,494,000	3.78
May 27, 2030	$4.38	75,000	3.91	75,000	3.91
March 16, 2031	$9.41	436,572	4.71	109,143	4.71
June 4, 2031	$9.47	300,000	4.93	-	4.93
		3,318,072	3.54	2,690,643	3.24

Valuation of stock options requires the use of estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the stock options was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	June 30, 2026	December 31, 2025
Weighted average assumptions
Risk-free interest rate	3.03%	2.80%
Expected dividend yield	0%	0%
Expected life	4.4 years	5 years
Expected stock price volatility	62.46%	60.28%
Expected forfeiture rate	12%	13%
Weighted average fair value	C$4.29	C$1.06

During the six months ended June 30, 2026, the Company charged $1,287 (December 31, 2025 - $1,781) to operations as share-based payments for the fair value of stock options granted.

D. Restricted Share Units

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

Continuity of RSUs is as follows:

	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2025	3,540,868	$1.08
Granted	1,547,715	$2.50
Exercised	(1,308,296)	$1.10
Cancelled / Forfeited	(443,572)	$1.11
RSUs outstanding, December 31, 2025	3,336,715	$1.72
Granted	209,805	$9.41
Exercised	(1,690,911)	$1.50
Cancelled / Forfeited	(30,443)	$1.21
RSUs outstanding, June 30, 2026	1,825,166	$2.82

The following table summarizes information about the RSUs outstanding at June 30, 2026:

Issuance Date	Price (C$)	Number of RSUs Outstanding
April 1, 2024	$1.02	582,000
April 9, 2025	$2.41	984,000
May 27, 2025	$4.38	50,000
March 16, 2026	$9.41	209,166
		1,825,166

During the six months ended June 30, 2026, 209,805 RSUs (December 31, 2025 – 1,547,715) were granted. The weighted average fair value at the measurement date was C$9.41, based on the TSX market price of the Company’s shares on the date the RSUs were granted.

During the six months ended June 30, 2026, the Company charged $1,053 (June 30, 2025 – $819) to operations as share-based payments for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

E. Earnings Per Share

The calculations for basic earnings per share and diluted earnings per share are as follows:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Net income for the period	$10,899	$2,864	$26,812	$8,481
Basic weighted average number of shares outstanding	170,022,896	144,108,234	168,298,839	142,194,583
Effect of dilutive share options and RSUs (‘000)	5,489,945	10,026,250	5,698,136	9,706,798
Diluted weighted average number of shares outstanding	175,512,841	154,134,484	173,996,975	151,901,381
Basic income per share	$0.06	$0.02	$0.16	$0.06
Diluted income per share	$0.06	$0.02	$0.15	$0.06